Separation and Merger Transaction (Details) (USD $)	3 Months Ended									12 Months Ended			36 Months Ended	48 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Jan. 31, 2013	Jan. 28, 2013	Jul. 19, 2012 Commodity Chemicals Segment [Member]	Dec. 31, 2012 Commodity Chemicals Segment [Member]	Dec. 31, 2011 Commodity Chemicals Segment [Member]	Dec. 31, 2010 Commodity Chemicals Segment [Member]	Sep. 28, 2012 Commodity Chemicals Segment [Member]	Dec. 31, 2012 Commodity Chemicals Segment [Member]	Dec. 31, 2011 Commodity Chemicals Segment [Member]	Dec. 31, 2010 Commodity Chemicals Segment [Member]
Separation And Merger Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 29,000,000				$ 31,000,000				$ 29,000,000	$ 31,000,000		$ 31,000,000	$ 29,000,000
Common stock available for distribution in exchange																35,249,104
Final exchange ratio																3.2562
Treasury Stock, Shares, Acquired	10,825,227
Percent Reduction in number of Common Shares Outstanding															7.00%
Reconciling amount between Segment Income and Disposal Group income before income taxes												2,000,000	6,000,000	27,000,000
Disposal Group, Including Discontinued Operation, Revenue																		1,688,000,000	1,732,000,000	1,434,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax										345,000,000	376,000,000	187,000,000
Discontinued Operation, Tax Effect of Discontinued Operation																						117,000,000	126,000,000	68,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										228,000,000	250,000,000	119,000,000										228,000,000	250,000,000	119,000,000
Net Income (Loss) Attributable to Noncontrolling Interest										123,000,000	117,000,000	111,000,000										(13,000,000)	(13,000,000)	(8,000,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		36,000,000	51,000,000	65,000,000	63,000,000	38,000,000	64,000,000	74,000,000	61,000,000	215,000,000	237,000,000	111,000,000										215,000,000	237,000,000	111,000,000
Proceeds from separation of business																	900,000,000
Value of shares to be received in new company after separation of business																					1,800,000,000
Transaction expenses related to separation and merger transaction																		21,000,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		245,000,000				224,000,000				245,000,000	224,000,000		224,000,000	245,000,000
Disposal Group, Including Discontinued Operation, Inventory		76,000,000				56,000,000				76,000,000	56,000,000		56,000,000	76,000,000
Disposal Group, Including Discontinued Operation, Other Current Assets		23,000,000				23,000,000				23,000,000	23,000,000		23,000,000	23,000,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net		380,000,000				365,000,000				380,000,000	365,000,000		365,000,000	380,000,000
Disposal Group, Including Discontinued Operation, Goodwill		6,000,000				6,000,000				6,000,000	6,000,000		6,000,000	6,000,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets		29,000,000				26,000,000				29,000,000	26,000,000		26,000,000	29,000,000
Assets of Disposal Group, Including Discontinued Operation		788,000,000				731,000,000				788,000,000	731,000,000		731,000,000	788,000,000
Disposal Group, Including Discontinued Operation, Accounts Payable		(100,000,000)				(116,000,000)				(100,000,000)	(116,000,000)		(116,000,000)	(100,000,000)
Disposal Group, Including Discontinued Operation, Other Current Liabilities		(91,000,000)				(101,000,000)				(91,000,000)	(101,000,000)		(101,000,000)	(91,000,000)
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation		(233,000,000)				(247,000,000)				(233,000,000)	(247,000,000)		(247,000,000)	(233,000,000)
Disposal group, including discontinued operations, environmental contingencies		(31,000,000)				(29,000,000)				(31,000,000)	(29,000,000)		(29,000,000)	(31,000,000)
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent		(59,000,000)				(44,000,000)				(59,000,000)	(44,000,000)		(44,000,000)	(59,000,000)
Disposal group, including discontinued operations, noncontrolling interest		(18,000,000)				(17,000,000)				(18,000,000)	(17,000,000)		(17,000,000)	(18,000,000)
Disposal group, including discontinued operations, Net Assets attributable to parent		256,000,000				177,000,000				256,000,000	177,000,000		177,000,000	256,000,000
Reconciling amount between segment assets and assets of the disposal group		$ 50,000,000				$ 41,000,000				$ 50,000,000	$ 41,000,000		$ 41,000,000	$ 50,000,000